Accounts Receivable from Customers accounted for 10% or more (Detail)	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Accounts receivable from customers	71.50%	65.90%
F
Concentration Risk [Line Items]
Accounts receivable from customers	31.10%
H
Concentration Risk [Line Items]
Accounts receivable from customers	22.00%	23.70%
I
Concentration Risk [Line Items]
Accounts receivable from customers	18.40%	42.20%